FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Non-cash financial income	$ 303	$ 1,220	$ 0
Interest income	0	3	36
Financial income	303	1,223	36
Financial expense:
Interest on leases	(657)	(815)	(896)
Loss on disposal of exchangeable notes	(9,678)	0	0
Penalty for early settlement of term loan	(3,450)	0	0
Cash interest payable on senior secure term loan	(7,039)	0	0
Cash interest payable on convertible note	(199)	0	0
Cash interest on exchangeable notes	(296)	(3,996)	(3,996)
Loan origination costs	0	(1,638)	0
Non-cash interest on exchangeable notes	(84)	(648)	(643)
Non-cash interest on senior secured term loan	(2,772)	0	0
Non-cash interest on convertible note	(495)	0	0
Non-cash financial expense	(74)	0	(1,216)
Other	(1)	0	0
Financial expenses	(24,745)	(7,097)	(6,751)
Net Financing Expense	$ (24,442)	$ (5,874)	$ (6,715)